FINANCIAL INSTRUMENTS - Schedule of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities
Subordinated liabilities		£ 9,242
The Group
Financial assets
Cash and balances at central banks	£ 54,279	49,888	£ 38,880
Items in the course of collection from banks	147	300
Financial assets at fair value through profit or loss	1,798	1,674
Derivative financial instruments	5,511	8,341
Loans and advances to banks and reverse repurchase agreements	7,474	5,950	4,852
Loans and advances to customers and reverse repurchase agreements	477,541	480,141
Debt securities	4,562	5,137
Due from fellow Lloyds Banking Group undertakings	739	738
Financial assets at amortised cost	490,316	491,966
Financial assets at fair value through other comprehensive income	27,786	27,260
Total financial assets	579,837	579,429
Financial liabilities
Deposits from banks and repurchase agreements	33,448	24,997
Customer deposits and repurchase agreements	449,394	434,569
Due to fellow Lloyds Banking Group undertakings	1,490	6,875
Items in course of transmission to banks	308	302
Financial liabilities at fair value through profit or loss	6,537	6,831
Derivative financial instruments	4,643	8,228
Notes in circulation	1,321	1,305
Debt securities in issue	48,724	59,293
Other	1,411	1,592
Subordinated liabilities	8,658	9,242	12,586
Total financial liabilities	555,934	553,234
The Bank
Financial assets
Cash and balances at central banks	49,618	45,753	35,741
Items in the course of collection from banks	99	257
Financial assets at fair value through profit or loss	4,529	1,724
Derivative financial instruments	6,898	12,595
Loans and advances to banks and reverse repurchase agreements	7,287	5,656	4,453
Loans and advances to customers and reverse repurchase agreements	163,428	178,269
Debt securities	3,756	4,315
Due from fellow Lloyds Banking Group undertakings	108,424	128,771
Financial assets at amortised cost	282,895	317,011
Financial assets at fair value through other comprehensive income	25,529	24,647
Total financial assets	369,568	401,987
Financial liabilities
Deposits from banks and repurchase agreements	2,825	10,304
Customer deposits and repurchase agreements	268,704	264,473
Due to fellow Lloyds Banking Group undertakings	22,872	39,836
Items in course of transmission to banks	207	199
Financial liabilities at fair value through profit or loss	9,821	7,907
Derivative financial instruments	6,102	11,072
Debt securities in issue	38,439	48,109
Other	777	885
Subordinated liabilities	7,907	7,751	£ 9,909
Total financial liabilities	357,654	390,536
Derivatives designated as hedging instruments | The Group
Financial assets
Derivative financial instruments	55	674
Total financial assets	55	674
Financial liabilities
Derivative financial instruments	315	590
Total financial liabilities	315	590
Derivatives designated as hedging instruments | The Bank
Financial assets
Derivative financial instruments	37	242
Total financial assets	37	242
Financial liabilities
Derivative financial instruments	310	289
Total financial liabilities	310	289
Held for trading | Mandatorily held at fair value through profit or loss | The Group
Financial assets
Financial assets at fair value through profit or loss		0
Derivative financial instruments	5,456	7,667
Total financial assets	5,456	7,667
Financial liabilities
Financial liabilities at fair value through profit or loss	0	3
Derivative financial instruments	4,328	7,638
Total financial liabilities	4,328	7,641
Held for trading | Mandatorily held at fair value through profit or loss | The Bank
Financial assets
Financial assets at fair value through profit or loss	0
Derivative financial instruments	6,861	12,353
Total financial assets	6,861	12,353
Financial liabilities
Financial liabilities at fair value through profit or loss	0	2
Derivative financial instruments	5,792	10,783
Total financial liabilities	5,792	10,785
Other | Mandatorily held at fair value through profit or loss | The Group
Financial assets
Financial assets at fair value through profit or loss	1,798	1,674
Total financial assets	1,798	1,674
Other | Mandatorily held at fair value through profit or loss | The Bank
Financial assets
Financial assets at fair value through profit or loss	4,529	1,724
Total financial assets	4,529	1,724
Designated at fair value through profit or loss | The Group
Financial liabilities
Financial liabilities at fair value through profit or loss	6,537	6,828
Total financial liabilities	6,537	6,828
Designated at fair value through profit or loss | The Bank
Financial liabilities
Financial liabilities at fair value through profit or loss	9,821	7,905
Total financial liabilities	9,821	7,905
At fair value through other comprehensive income | The Group
Financial assets
Financial assets at fair value through other comprehensive income	27,786	27,260
Total financial assets	27,786	27,260
At fair value through other comprehensive income | The Bank
Financial assets
Financial assets at fair value through other comprehensive income	25,529	24,647
Total financial assets	25,529	24,647
Held at amortised cost | The Group
Financial assets
Cash and balances at central banks	54,279	49,888
Items in the course of collection from banks	147	300
Loans and advances to banks and reverse repurchase agreements	7,474	5,950
Loans and advances to customers and reverse repurchase agreements	477,541	480,141
Debt securities	4,562	5,137
Due from fellow Lloyds Banking Group undertakings	739	738
Financial assets at amortised cost	490,316	491,966
Total financial assets	544,742	542,154
Financial liabilities
Deposits from banks and repurchase agreements	33,448	24,997
Customer deposits and repurchase agreements	449,394	434,569
Due to fellow Lloyds Banking Group undertakings	1,490	6,875
Items in course of transmission to banks	308	302
Notes in circulation	1,321	1,305
Debt securities in issue	48,724	59,293
Other	1,411	1,592
Subordinated liabilities	8,658	9,242
Total financial liabilities	544,754	538,175
Held at amortised cost | The Bank
Financial assets
Cash and balances at central banks	49,618	45,753
Items in the course of collection from banks	99	257
Loans and advances to banks and reverse repurchase agreements	7,287	5,656
Loans and advances to customers and reverse repurchase agreements	163,428	178,269
Debt securities	3,756	4,315
Due from fellow Lloyds Banking Group undertakings	108,424	128,771
Financial assets at amortised cost	282,895	317,011
Total financial assets	332,612	363,021
Financial liabilities
Deposits from banks and repurchase agreements	2,825	10,304
Customer deposits and repurchase agreements	268,704	264,473
Due to fellow Lloyds Banking Group undertakings	22,872	39,836
Items in course of transmission to banks	207	199
Debt securities in issue	38,439	48,109
Other	777	885
Subordinated liabilities	7,907	7,751
Total financial liabilities	£ 341,731	£ 371,557